Related parties (Details) - COP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Investments in joint ventures and associates [abstract]
Accounts receivable		$ 7,748	$ 27,449
Accounts receivable-Loans		0	93,657	[1]
Other assets		7,093	57,016
Accounts payable		72,316	187,616
Loans	[2]	1,277,046	1,108,403
Other liabilities		1,664	795
Accounts receivable, Current		7,748	27,449
Accounts receivable, Non-current		0	0
Accounts receivable - Loans, Current		97,300	0
Accounts receivable - Loans, Non-current		0	93,657
Other assets, Current		7,093	57,016
Other assets, Non-current		0	0
Accounts payable, Current		72,316	187,616
Accounts payable, Non-current		0	0
Loans, Current		1,277,046	1,108,403
Loans, Non-current		0	0
Other liabilities, Current		1,664	795
Other liabilities, Non-current		0	0
Gas Natural del Oriente S.A. E.S.P.
Investments in joint ventures and associates [abstract]
Accounts receivable		0
Accounts receivable-Loans		0
Other assets		0
Accounts payable		1,858
Loans		0
Other liabilities		0
Extrucol S.A.
Investments in joint ventures and associates [abstract]
Accounts receivable		0
Accounts receivable-Loans		0
Other assets		0
Accounts payable		279
Loans		0
Other liabilities		0
E2 Energia Eficiente S.A. E.S.P.
Investments in joint ventures and associates [abstract]
Accounts receivable		4,453
Accounts receivable-Loans		0
Other assets		0
Accounts payable		1,264
Loans		0
Other liabilities		0
Serviport S.A
Investments in joint ventures and associates [abstract]
Accounts receivable		0	0
Accounts receivable-Loans		0	0
Other assets		0	0
Accounts payable		948	4,668
Loans		0	0
Other liabilities		0	0
Equion Energia Limited
Investments in joint ventures and associates [abstract]
Accounts receivable		1,950	25,333
Accounts receivable-Loans		0	0
Other assets		7,093	57,016
Accounts payable		32,335	153,501
Loans	[2]	1,277,046	1,108,403
Other liabilities		1,663	794
Ecodiesel Colombia S.A
Investments in joint ventures and associates [abstract]
Accounts receivable		1,345	2,116
Accounts receivable-Loans		0	0
Other assets		0	0
Accounts payable		35,632	29,447
Loans		0	0
Other liabilities		1	1
Offshore International Group
Investments in joint ventures and associates [abstract]
Accounts receivable		0	0
Accounts receivable-Loans	[1]	97,300	93,657
Other assets		0	0
Accounts payable		0	0
Loans		0	0
Other liabilities		$ 0	$ 0

[1]	Offshore International Group: Loan granted by Ecopetrol S.A. for USD$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturing in 2021. The balance in nominal value of this loan as of December 31, 2020 is USD$28 million (2019 - USD$28 million).
[2]	Resources deposited by Equion in Ecopetrol Capital AG.